INVESTMENTS, DEBT AND DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets	The Company holds the following investments and other financial assets:

In millions of U.S. dollars	June 30, 2026	December 31, 2025

At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	28	40
Other receivables from VEON Amsterdam B.V.	—	9
Security deposits and cash collateral	91	119
Other investments	42	2
Total investments and derivatives	161	170
Non-current	2	2
Current	159	168

Schedule of financial liabilities	The Company holds the following debt and derivative liabilities:

In millions of U.S. dollars	June 30, 2026	December 31, 2025

At fair value
Warrants	49	27
Total at fair value	49	27

At discounted redemption amount
Put option liability	2	2
Total at discounted redemption amount	2	2

At amortized cost
Bonds	28	38
Interest accrued on Bonds	1	2
Lease liabilities	400	374
Loan Note Payable - VEON Amsterdam B.V.	53	57
Other financial liabilities	11	16

Total at amortized cost	493	487

Total debt and derivatives	544	516
Non-current	355	287
Current	189	229